Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Successor
Discount on convertible debt current
Discount on convertible debt noncurrent	$ 991,163
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	1,801,670
Preferred stock, shares outstanding	1,801,670
Common stock, par value	$ 0.01
Common stock, shares authorized	300,000,000
Common stock, shares issued	163,786
Common stock, shares outstanding	163,786
Predecessor
Discount on convertible debt current		$ 393,169
Discount on convertible debt noncurrent
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value		$ 0.01
Common stock, shares authorized		100,000,000
Common stock, shares issued		42,918,927
Common stock, shares outstanding		42,918,927